COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of the changes in the liability for product warranties

	2021	2020
Balance, beginning of year	$5,804	$6,743
Provisions	1,069	4,834
Expenditures	(2,363)	(5,773)
Balance, end of year	$4,510	$5,804